UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center

Minneapolis, MN 55474

(Address of principal executive offices) (Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

SEMIANNUAL REPORT

September 30, 2015

COLUMBIA SHORT TERM BOND FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $471 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams’ investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*	In U.S. dollars as of September 30, 2015. Source: Ameriprise Q3 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.
**	Source: ICI as of September 30, 2015 for Columbia Management Investment Advisers, LLC.
***	Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT’S MESSAGE

Dear Shareholder,

Today’s investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today’s complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today’s investors:

■	Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today’s market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■	Navigate a changing interest rate environment

Today’s uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market’s ups and downs.

■	Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■	Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today’s market challenges and grow your assets at each crossroad of your journey.

■	Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it’s important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA SHORT TERM BOND FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA SHORT TERM BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Short Term Bond Fund (the Fund) Class A shares returned -0.01% excluding sales charges for the six-month period that ended September 30, 2015.

■	The Fund underperformed its benchmark, the Barclays 1-3 Year Government/Credit Index, which returned 0.43% during the same time period.

Average Annual Total Returns (%) (for period ended September 30, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	10/02/92
Excluding sales charges		-0.01	0.49	1.01	2.69
Including sales charges		-1.00	-0.50	0.81	2.58
Class B	06/07/93
Excluding sales charges		-0.06	0.29	0.51	2.05
Including sales charges		-3.05	-2.70	0.51	2.05
Class C	10/02/92
Excluding sales charges		-0.30	-0.09	0.64	2.34
Including sales charges		-1.29	-1.09	0.64	2.34
Class I*	09/27/10	0.30	1.00	1.40	3.01
Class K*	03/07/11	0.04	0.60	1.10	2.77
Class R*	09/27/10	-0.03	0.34	0.78	2.41
Class R4*	11/08/12	0.12	0.85	1.29	2.96
Class R5*	11/08/12	0.17	0.85	1.32	2.97
Class W*	09/27/10	0.09	0.60	1.03	2.68
Class Y*	07/15/09	0.30	1.00	1.40	3.01
Class Z	09/30/92	0.22	0.85	1.29	2.96
Barclays 1-3 Year Government/Credit Index		0.43	1.19	1.04	2.85

Returns for Class A are shown with and without the maximum initial sales charge of 1.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Barclays 1-3 Year Government/Credit Index consists of Treasury or government agency securities and investment grade corporate debt securities with maturities of one to three years.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015	3

COLUMBIA SHORT TERM BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Leonard Aplet, CFA

Ronald Stahl, CFA

Gregory Liechty

Portfolio Breakdown (%) (at September 30, 2015)
Asset-Backed Securities — Non-Agency	18.1
Commercial Mortgage-Backed Securities — Agency	11.2
Commercial Mortgage-Backed Securities — Non-Agency	9.9
Corporate Bonds & Notes	34.3
Foreign Government Obligations	0.9
Inflation-Indexed Bonds	2.0
Money Market Funds	1.3
Municipal Bonds	0.5
Residential Mortgage-Backed Securities — Agency	2.7
Residential Mortgage-Backed Securities — Non-Agency	2.2
U.S. Government & Agency Obligations	6.0
U.S. Treasury Obligations	10.9
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Quality Breakdown (%) (at September 30, 2015)
AAA rating	58.5
AA rating	6.1
A rating	17.6
BBB rating	17.8
BB rating	0.0	(a)
D rating	0.0	(a)
Not rated	0.0	(a)
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

(a)	Rounds to zero.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Semiannual Report 2015

COLUMBIA SHORT TERM BOND FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

April 1, 2015 – September 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	999.90	1,021.00	4.00	4.04	0.80
Class B	1,000.00	1,000.00	999.40	1,019.50	5.50	5.55	1.10
Class C	1,000.00	1,000.00	997.00	1,018.00	6.99	7.06	1.40
Class I	1,000.00	1,000.00	1,003.00	1,023.00	2.00	2.02	0.40
Class K	1,000.00	1,000.00	1,000.40	1,021.50	3.50	3.54	0.70
Class R	1,000.00	1,000.00	999.70	1,019.75	5.25	5.30	1.05
Class R4	1,000.00	1,000.00	1,001.20	1,022.25	2.75	2.78	0.55
Class R5	1,000.00	1,000.00	1,001.70	1,022.75	2.25	2.28	0.45
Class W	1,000.00	1,000.00	1,000.90	1,021.00	4.00	4.04	0.80
Class Y	1,000.00	1,000.00	1,003.00	1,023.00	2.00	2.02	0.40
Class Z	1,000.00	1,000.00	1,002.20	1,022.25	2.75	2.78	0.55

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015	5

COLUMBIA SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 34.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 0.3%
L-3 Communications Corp.
05/28/17	1.500%	7,000,000	6,936,020

AUTOMOTIVE 0.3%
Ford Motor Credit Co. LLC
01/16/18	2.375%	6,000,000	6,006,720

BANKING 10.1%
BB&T Corp.(a)
12/01/16	0.754%	6,425,000	6,423,490

Bank of America Corp.(a)
03/22/16	1.139%	19,000,000	19,032,661

Bank of Montreal(a)
07/14/17	0.536%	6,000,000	5,977,668

Bank of New York Mellon Corp. (The)(a)
05/22/18	0.709%	7,055,000	7,021,432

Barclays Bank PLC(a)
02/17/17	0.901%	6,400,000	6,395,847

Bear Stearns Companies LLC (The)
02/01/18	7.250%	11,100,000	12,426,927

Canadian Imperial Bank of Commerce(a)
07/18/16	0.807%	4,725,000	4,736,761

Capital One NA(a)
02/05/18	0.984%	8,275,000	8,261,148

Citigroup, Inc.
08/15/17	6.000%	12,000,000	12,935,676

Discover Bank
06/04/20	3.100%	6,500,000	6,562,244

Fifth Third Bank
02/28/18	1.450%	6,000,000	5,967,264

Goldman Sachs Group, Inc. (The)(a)
04/30/18	1.497%	13,550,000	13,665,947

HSBC USA, Inc.
08/07/18	2.000%	7,050,000	7,061,259

Huntington National Bank (The)
06/30/18	2.000%	6,000,000	6,015,342

ING Bank NV(a)(b)
03/16/18	0.886%	7,000,000	6,982,500

KeyBank NA
06/01/18	1.700%	5,425,000	5,417,486

Lloyds Bank PLC
03/28/17	4.200%	6,850,000	7,129,028

Manufacturers & Traders Trust Co.
01/30/19	2.300%	5,000,000	5,037,975

Morgan Stanley
04/01/18	6.625%	9,000,000	10,021,806

PNC Bank National Association(a)
01/28/16	0.604%	7,525,000	7,529,598

Regions Financial Corp.
05/15/18	2.000%	7,000,000	6,994,456

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Bank of Canada(a)
09/09/16	0.793%	6,000,000	6,013,716

Toronto-Dominion Bank (The)
04/30/18	1.400%	6,145,000	6,113,212

US Bank(a)
09/11/17	0.533%	1,820,000	1,809,400

Wells Fargo & Co.(a)
04/23/18	0.924%	8,000,000	8,030,072

Westpac Banking Corp.(a)
12/01/17	0.694%	7,000,000	6,975,066

Total			200,537,981

CABLE AND SATELLITE 0.4%
NBCUniversal Enterprise, Inc.(a)(b)
04/15/16	0.826%	6,995,000	7,004,919

CHEMICALS 0.6%
Eastman Chemical Co.
06/01/17	2.400%	4,550,000	4,610,165

LyondellBasell Industries NV
04/15/19	5.000%	6,000,000	6,469,212

Total			11,079,377

CONSTRUCTION MACHINERY 0.5%
Caterpillar Financial Services Corp.
08/18/17	1.250%	3,785,000	3,792,457

John Deere Capital Corp.(a)
01/16/18	0.579%	5,394,000	5,374,387

Total			9,166,844

ELECTRIC 2.4%
Dominion Resources, Inc.
06/15/18	1.900%	7,000,000	6,993,315

Exelon Corp.
06/15/20	2.850%	6,000,000	6,052,548

National Rural Utilities Cooperative Finance Corp.
03/01/16	3.050%	1,000,000	1,010,122

Nevada Power Co.
03/15/16	5.950%	5,275,000	5,398,440

NextEra Energy Capital Holdings, Inc.
06/01/17	1.586%	7,000,000	7,002,331

Ohio Power Co.
06/01/16	6.000%	1,000,000	1,034,282

Progress Energy, Inc.
01/15/16	5.625%	6,579,000	6,668,889

TransAlta Corp.
06/03/17	1.900%	6,000,000	5,968,392

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2015

COLUMBIA SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WEC Energy Group, Inc.
06/15/18	1.650%	7,000,000	7,015,400

Total			47,143,719

FINANCE COMPANIES 0.8%
General Electric Capital Corp.(a)
04/02/18	1.035%	15,100,000	15,174,398

FOOD AND BEVERAGE 2.1%
Anheuser-Busch InBev Finance, Inc.(a)
01/27/17	0.485%	6,000,000	5,984,040

ConAgra Foods, Inc.
06/15/17	5.819%	2,681,000	2,866,337
03/15/18	2.100%	2,943,000	2,932,532

Diageo Capital PLC
05/11/17	1.500%	4,677,000	4,690,217

General Mills, Inc.(a)
01/29/16	0.594%	5,000,000	4,997,225

Kraft Heinz Foods Co.(b)
07/02/18	2.000%	7,000,000	7,009,751

PepsiCo, Inc.(a)
07/17/17	0.539%	7,000,000	6,998,642

SABMiller Holdings, Inc.(b)
01/15/17	2.450%	6,332,000	6,417,077

Total			41,895,821

HEALTH CARE 1.2%
Becton Dickinson and Co.
05/15/17	1.450%	6,000,000	5,989,014

Cardinal Health, Inc.
06/15/18	1.950%	2,620,000	2,622,819

Express Scripts Holding Co.
02/15/17	2.650%	5,000,000	5,082,315

McKesson Corp.
03/10/17	1.292%	5,000,000	4,990,520

Medtronic, Inc.
03/15/20	2.500%	5,000,000	5,067,345

Total			23,752,013

HEALTHCARE INSURANCE 0.3%
UnitedHealth Group, Inc.
12/15/17	1.400%	5,510,000	5,504,336

INDEPENDENT ENERGY 1.4%
Anadarko Petroleum Corp.
09/15/16	5.950%	5,000,000	5,196,100

Canadian Natural Resources Ltd.
05/15/17	5.700%	5,668,000	5,981,526

Devon Energy Corp.
12/15/18	2.250%	5,000,000	5,009,325

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southwestern Energy Co.
02/01/18	7.500%	5,000,000	5,338,325

Woodside Finance Ltd.(b)
03/01/19	8.750%	5,826,000	6,884,718

Total			28,409,994

INTEGRATED ENERGY 0.5%
BP Capital Markets PLC(a)
11/07/16	0.731%	7,500,000	7,497,412

Petro-Canada
05/15/18	6.050%	2,300,000	2,528,080

Total			10,025,492

LIFE INSURANCE 0.9%
American International Group, Inc.
01/16/18	5.850%	5,955,000	6,519,456

MetLife Global Funding I(b)
01/10/18	1.500%	7,000,000	6,988,758

Prudential Financial, Inc.
08/15/18	2.300%	4,371,000	4,433,016

Total			17,941,230

MEDIA AND ENTERTAINMENT 1.0%
21st Century Fox America, Inc.
10/17/16	8.000%	3,670,000	3,922,742

British Sky Broadcasting Group PLC(b)
02/15/18	6.100%	5,635,000	6,156,040

Scripps Networks Interactive, Inc.
11/15/19	2.750%	5,000,000	5,004,505

Thomson Reuters Corp.
05/23/16	0.875%	5,000,000	4,995,620

Total			20,078,907

METALS 0.6%
Rio Tinto Finance USA PLC
08/21/17	1.625%	5,000,000	4,982,640

Vale Overseas Ltd.
01/11/22	4.375%	7,000,000	6,173,580

Total			11,156,220

MIDSTREAM 2.2%
Columbia Pipeline Group, Inc.(b)
06/01/20	3.300%	6,445,000	6,464,225

Enterprise Products Operating LLC
02/01/16	3.200%	5,138,000	5,172,985

Kinder Morgan Energy Partners LP
03/01/21	3.500%	7,265,000	6,947,163

NiSource Finance Corp.
01/15/19	6.800%	5,144,000	5,887,113

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

COLUMBIA SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plains All American Pipeline LP/Finance Corp.
08/15/16	5.875%	6,000,000	6,232,032

TransCanada PipeLines Ltd.(a)
06/30/16	1.007%	7,000,000	6,996,409

Williams Partners LP
03/15/22	3.600%	6,000,000	5,539,446

Total			43,239,373

NATURAL GAS 0.4%
Southern California Gas Co.
06/15/18	1.550%	7,500,000	7,490,355

OIL FIELD SERVICES 0.6%
Halliburton Co.
08/01/16	1.000%	5,000,000	5,000,140

Noble Holding International Ltd.
08/01/20	4.900%	7,275,000	6,045,132

Total			11,045,272

PHARMACEUTICALS 1.3%
AbbVie, Inc.
11/06/17	1.750%	5,500,000	5,516,340

Actavis Funding SCS
06/15/19	2.450%	5,500,000	5,510,137

Amgen, Inc.
06/15/16	2.300%	5,000,000	5,045,895

Gilead Sciences, Inc.
09/04/18	1.850%	5,000,000	5,034,920

Merck & Co, Inc.
05/18/18	1.300%	5,054,000	5,056,497

Total			26,163,789

PROPERTY & CASUALTY 1.4%
ACE INA Holdings, Inc.
02/15/17	5.700%	4,000,000	4,246,100

Berkshire Hathaway Finance Corp.(a)
08/14/17	0.434%	5,500,000	5,487,009

CNA Financial Corp.
08/15/16	6.500%	4,500,000	4,702,667

Hartford Financial Services Group, Inc. (The)
01/15/19	6.000%	4,500,000	5,033,920

Liberty Mutual Group, Inc.(b)
05/01/22	4.950%	5,600,000	6,054,658

Transatlantic Holdings, Inc.
12/14/15	5.750%	3,090,000	3,118,385

Total			28,642,739

REFINING 0.2%
Marathon Petroleum Corp.
03/01/16	3.500%	5,000,000	5,050,740

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RESTAURANTS 0.3%
Yum! Brands, Inc.
04/15/16	6.250%	6,690,000	6,861,625

RETAIL REIT 0.6%
Kimco Realty Corp.
02/01/18	4.300%	5,000,000	5,253,465

Simon Property Group LP
02/01/19	2.200%	6,800,000	6,876,459

Total			12,129,924

RETAILERS 0.5%
CVS Health Corp.
07/20/18	1.900%	6,350,000	6,392,342

Lowes Companies, Inc.(a)
09/14/18	0.936%	3,778,000	3,791,276

Total			10,183,618

TECHNOLOGY 1.2%
Apple, Inc.(a)
05/03/16	0.350%	6,000,000	6,000,090

Cisco Systems, Inc.(a)
06/15/18	0.647%	6,000,000	5,973,894

Hewlett-Packard Co.
06/01/16	2.650%	5,100,000	5,156,743

Oracle Corp.(a)
07/07/17	0.525%	6,800,000	6,795,199

Total			23,925,926

TRANSPORTATION SERVICES 0.3%
ERAC U.S.A. Finance LLC(b)
10/15/17	6.375%	6,275,000	6,855,281

WIRELINES 2.0%
AT&T, Inc.
06/30/20	2.450%	10,000,000	9,845,880

Deutsche Telekom International Finance BV(b)
04/11/16	3.125%	5,000,000	5,057,000

DIRECTV Holdings LLC/Finance Co., Inc.
03/15/20	5.200%	5,275,000	5,762,230

Orange SA
09/14/16	2.750%	5,000,000	5,078,240

Telefonica Emisiones SAU
04/27/18	3.192%	4,000,000	4,091,128

Verizon Communications, Inc.
03/15/21	3.450%	10,000,000	10,239,790

Total			40,074,268

Total Corporate Bonds & Notes
(Cost: $685,618,142)			683,476,901

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

COLUMBIA SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

Residential Mortgage-Backed Securities — Agency 2.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
03/01/17 - 10/01/21	6.000%	498,879	536,403
04/01/17	6.500%	638,222	654,570
05/01/17 - 02/01/24	5.500%	4,318,168	4,674,481
11/01/17 - 07/01/25	5.000%	5,845,629	6,285,278
03/01/19 - 10/01/24	4.500%	2,063,922	2,204,767
06/01/21 - 09/01/26	3.500%	976,271	1,032,070
05/01/24 - 07/01/26	4.000%	8,628,351	9,214,525

Federal Home Loan Mortgage Corp.(a)
03/01/34	2.455%	291,820	310,028
07/01/36	2.485%	9,028	9,561
08/01/36	2.454%	174,538	185,680
12/01/36	6.140%	114,990	122,635

Federal National Mortgage Association
06/01/17 - 08/01/17	6.000%	1,507,636	1,552,797
11/01/17 - 01/01/24	5.500%	7,281,346	7,900,252
07/01/22 - 08/01/24	5.000%	2,240,065	2,414,961
03/01/24 - 02/01/27	4.000%	13,219,844	14,029,300
12/01/25 - 09/01/26	3.500%	33,255	35,183

Federal National Mortgage Association(a)
07/01/33	1.787%	31,389	31,700
04/01/36	2.526%	75,770	80,749
09/01/37	2.533%	38,269	39,317
CMO Series 2003-W11 Class A1
06/25/33	3.471%	23,969	25,114

Federal National Mortgage Association(c)
CMO PO Series G-15 Class A
06/25/21	0.000%	5,016	4,913

Federal National Mortgage Association(d)
10/01/24	5.500%	515,612	568,033
02/01/25	4.000%	490,006	520,557

Government National Mortgage Association
09/20/21	6.000%	84,296	89,431

Government National Mortgage Association(a)
07/20/18	3.000%	44,433	45,383
04/20/22 - 03/20/30	1.750%	699,161	721,054

Total Residential Mortgage-Backed Securities — Agency
(Cost: $51,655,291)			53,288,742

Residential Mortgage-Backed Securities — Non-Agency 2.2%
Credit Suisse Mortgage Capital Certificates CMO Series 2009-9R Class 12A1(a)(b)
08/26/35	2.722%	3,454,180	3,488,880

JPMorgan Resecuritization Trust(a)(b)
CMO Series 2009-12 Class 9A1
05/26/36	2.737%	4,547,806	4,593,439
CMO Series 2010-4 Class 3A2
04/26/35	4.500%	2,704,598	2,774,930

Springleaf Mortgage Loan Trust(a)(b)
CMO Series 2012-3A Class A
12/25/59	1.570%	4,729,931	4,704,455
CMO Series 2013-1A Class A
06/25/58	1.270%	4,732,312	4,702,219

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-2A Class A
12/25/65	1.780%	4,477,495	4,480,526
CMO Series 2013-3A Class A
09/25/57	1.870%	8,903,466	8,879,766

Towd Point Mortgage Trust
CMO Series 2015-4 Class A1(a)(b)
04/26/55	3.500%	7,500,000	7,642,042

Wells Fargo Mortgage Loan Trust
CMO Series 2010-RR4 Class 1A1(a)(b)
12/27/46	2.702%	2,453,797	2,442,339

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $43,943,011)			43,708,596

Commercial Mortgage-Backed Securities — Agency 11.2%
Government National Mortgage Association
Series 2011-149 Class A
10/16/46	3.000%	363,670	366,036
Series 2011-20 Class A
04/16/32	1.883%	3,178,527	3,189,141
Series 2011-31 Class A
12/16/35	2.210%	1,013,273	1,015,518
Series 2011-78 Class A
08/16/34	2.250%	214,366	214,382
Series 2012-1 Class AB
09/16/33	1.999%	1,249,696	1,250,992
Series 2012-142 Class A
05/16/37	1.105%	7,126,903	7,043,675
Series 2012-22 Class AB
03/16/33	1.661%	972,829	974,424
Series 2012-4 Class A
05/16/40	2.120%	10,879,901	10,983,695
Series 2012-58 Class A
01/16/40	2.500%	12,258,071	12,478,986
Series 2012-79 Class A
04/16/39	1.800%	11,476,688	11,439,745
Series 2012-9 Class A
05/16/39	3.220%	1,069,053	1,084,192
Series 2013-118 Class AC
06/16/36	1.700%	4,764,433	4,743,737
Series 2013-12 Class A
10/16/42	1.410%	12,336,778	12,211,560
Series 2013-126 Class AB
04/16/38	1.540%	6,995,323	6,919,872
Series 2013-17 Class AF
11/16/43	1.210%	8,271,895	8,144,061
Series 2013-17 Class AH
10/16/43	1.558%	10,315,077	10,222,654
Series 2013-194 Class AB
05/16/38	2.250%	8,971,781	9,072,444
Series 2013-2 Class AB
12/16/42	1.600%	12,334,524	12,268,868
Series 2013-30 Class A
05/16/42	1.500%	7,443,461	7,341,463
Series 2013-32 Class AB
01/16/42	1.900%	6,097,242	6,072,115

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

COLUMBIA SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

Commercial Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013-33 Class A
07/16/38	1.061%	26,270,337	25,869,767
Series 2013-35 Class A
02/16/40	1.618%	7,169,448	7,103,984
Series 2013-40 Class A
10/16/41	1.511%	11,270,747	11,166,222
Series 2013-45 Class A
10/16/40	1.450%	6,258,312	6,203,289
Series 2013-57 Class A
06/16/37	1.350%	10,036,782	9,905,551
Series 2013-61 Class A
01/16/43	1.450%	12,751,783	12,573,896
Series 2015-78 Class A
06/16/40	2.918%	5,947,192	6,108,896
Series 2015-85 Class AF
05/16/44	2.400%	5,718,538	5,805,082

Government National Mortgage Association(a)
Series 2013-50 Class AH
06/16/39	2.100%	11,032,403	11,058,980

Total Commercial Mortgage-Backed Securities — Agency
(Cost: $226,117,976)			222,833,227

Commercial Mortgage-Backed Securities — Non-Agency 9.9%
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14 Class A1A
12/11/38	5.189%	1,097,399	1,137,725
Series 2006-PW14 Class A4
12/11/38	5.201%	3,870,034	3,995,145
Series 2006-T24 Class A4
10/12/41	5.537%	5,394,510	5,545,664

CD Mortgage Trust Series 2007-CD5 Class A4(a)
11/15/44	5.886%	7,467,352	7,962,646

COBALT CMBS Commercial Mortgage Trust Series 2007-C2 Class A3(a)
04/15/47	5.484%	15,397,099	16,144,120

Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4
12/11/49	5.322%	13,701,000	14,129,273

Colony Multifamily Mortgage Trust Series 2014-1 Class A(b)
04/20/50	2.543%	6,154,113	6,191,024

Commercial Mortgage Trust Series 2006-C8 Class A4
12/10/46	5.306%	1,399,098	1,443,193

GE Capital Commercial Mortgage Corp. Series 2006-C1 Class A4(a)
03/10/44	5.464%	5,788,785	5,798,249

GS Mortgage Securities Trust Series 2006-GG8 Class A4
11/10/39	5.560%	10,337,083	10,618,262

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP7 Class A1A(a)
04/15/45	6.100%	11,294,579	11,531,426

JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2006-LDP6 Class A4
04/15/43	5.475%	6,803,795	6,849,564
Series 2007-LD11 Class ASB
06/15/49	5.961%	918,568	943,693

LB-UBS Commercial Mortgage Trust
Series 2007-C2 Class A3
02/15/40	5.430%	3,413,651	3,556,854

LB-UBS Commercial Mortgage Trust(a)
Series 2006-C4 Class A4
06/15/38	6.029%	8,347,860	8,498,781

Morgan Stanley Capital I Trust
Series 2007-IQ13 Class A4
03/15/44	5.364%	8,450,000	8,779,939

Morgan Stanley Capital I Trust(a)
Series 2007-HQ11 Class A4
02/12/44	5.447%	14,320,000	14,873,969
Series 2007-T27 Class A4
06/11/42	5.821%	13,718,612	14,595,656

Morgan Stanley Re-Remic Trust(a)(b)
Series 2009-GG10 Class A4A
08/12/45	5.988%	11,894,348	12,488,482
Series 2010-GG10 Class A4A
08/15/45	5.988%	14,407,563	15,120,954

Wachovia Bank Commercial Mortgage Trust
Series 2006-C29 Class A1A
11/15/48	5.297%	9,350,357	9,720,800

Wachovia Bank Commercial Mortgage Trust(a)
Series 2006-C24 Class A1A
03/15/45	5.557%	11,079,269	11,177,687
Series 2006-C26 Class A3
06/15/45	6.011%	6,182,000	6,300,639

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $202,538,957)			197,403,745

Asset-Backed Securities — Non-Agency 18.1%
AMRESCO Residential Securities Corp. Mortgage Loan Trust Series 1998-3 Class A7(a)(e)
07/25/28	0.674%	14,774	13,098

Aames Mortgage Investment Trust Series 2005-3 Class A2(a)(b)
08/25/35	0.714%	2,306,097	2,300,546

Access Group, Inc.(a)
Series 2004A Class A2
04/25/29	0.555%	7,337,871	7,264,456
Series 2007A Class A2
08/25/26	0.459%	324,133	323,771

AmeriCredit Automobile Receivables Trust Series 2013-4 Class B
09/10/18	1.660%	2,660,000	2,663,487

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

COLUMBIA SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(b)
Series 2013-1 Class A
04/16/18	1.450%	419,333	419,570
Series 2014-1 Class A
03/12/18	1.140%	155,712	155,709
Series 2014-3 Class A
08/10/18	0.990%	2,545,456	2,544,996
Series 2015-2 Class A
06/12/19	1.570%	3,040,213	3,039,540

American Credit Acceptance Receivables Trust(b)(f)
Series 2015-3 Class A
09/12/19	1.500%	4,000,000	3,999,731

BMW Floorplan Master Owner Trust Series 2015-1A Class A(a)(b)
07/15/20	0.707%	4,755,000	4,739,712

CCG Receivables Trust(b)
Series 2013-1 Class A2
08/14/20	1.050%	1,108,899	1,109,384
Series 2014-1 Class A2
11/15/21	1.060%	2,768,921	2,770,099

CIT Equipment Collateral Series 2014-VT1 Class A2(b)
05/22/17	0.860%	10,600,000	10,602,250

CNH Wholesale Master Note Trust Series 2013-2A Class A(a)(b)
08/15/19	0.807%	14,150,000	14,163,574

California Republic Auto Receivables Trust
Series 2014-3 Class A3
11/15/18	1.090%	4,925,000	4,933,021
Series 2015-2 Class A2
02/15/18	0.880%	5,750,000	5,751,368

Capital Auto Receivables Asset Trust
Series 2014-3 Class A2
12/20/17	1.180%	8,080,000	8,079,328
Series 2015-1 Class A1A
07/20/17	0.950%	1,315,000	1,315,578

CarFinance Capital Auto Trust(b)
Series 2013-2A Class A
11/15/17	1.750%	610,130	610,522
Series 2014-1A Class A
12/17/18	1.460%	1,666,064	1,665,343
Series 2015-1A Class A
06/15/21	1.750%	5,547,114	5,546,099

Chesapeake Funding LLC(a)(b)
Series 2011-2A Class A
04/07/24	1.449%	3,325,324	3,350,730
Series 2014-1A Class A
03/07/26	0.619%	10,030,538	10,014,061

Cityscape Home Equity Loan Trust Series 1997-C Class A3(a)(e)(g)(h)
07/25/28	7.380%	607,537	1

DT Auto Owner Trust(b)
Series 2014-3A Class A
04/16/18	0.980%	4,698,643	4,697,130
Series 2015-2A Class A
09/17/18	1.240%	3,728,719	3,728,715

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diamond Resorts Owner Trust Series 2013-2 Class A(b)
05/20/26	2.270%	4,059,307	4,084,699

Drive Auto Receivables Trust(b)
Series 2015-AA Class A3
07/16/18	1.430%	5,655,000	5,662,820
Series 2015-BA Class A3
06/15/18	1.300%	3,020,000	3,021,006
Series 2015-CA Class A3
10/15/18	1.380%	1,885,000	1,886,044
Series 2015-DA Class A2A
06/15/18	1.230%	3,100,000	3,099,850

EFS Volunteer LLC Series 2010-1 Class A1(a)(b)
10/26/26	1.145%	3,813,395	3,817,147

Enterprise Fleet Financing LLC(b)
Series 2015-1 Class A2
09/20/20	1.300%	5,300,000	5,294,562
Series 2015-2 Class A2
02/22/21	1.590%	2,375,000	2,384,848

Exeter Automobile Receivables Trust(b)
Series 2014-2A Class A
08/15/18	1.060%	2,541,948	2,537,994
Series 2014-3A Class A
01/15/19	1.320%	6,100,084	6,095,266
Series 2015-1A Class A
06/17/19	1.600%	5,653,995	5,651,996
Series 2015-2A Class A
11/15/19	1.540%	4,561,088	4,559,464

First Alliance Mortgage Loan Trust Series 1994-2 Class A2 (NPFGC)(e)
06/25/25	6.680%	10,412	10,410

First Investors Auto Owner Trust(b)
Series 2013-2A Class A2
03/15/19	1.230%	1,088,379	1,089,634
Series 2014-1A Class A2
02/15/18	0.800%	716,932	716,784
Series 2014-3A Class A2
11/15/18	1.060%	5,847,771	5,851,558
Series 2015-2A Class A1
12/16/19	1.590%	3,303,230	3,304,355

GE Dealer Floorplan Master Note Trust(a)
Series 2014-1 Class A
07/20/19	0.596%	6,170,000	6,139,028
Series 2015-1 Class A
01/20/20	0.716%	3,440,000	3,414,613

GMF Floorplan Owner Revolving Trust Series 2015-1 Class A2(a)(b)
05/15/20	0.707%	4,940,000	4,933,508

Hertz Fleet Lease Funding LP(a)(b)
Series 2013-3 Class A
12/10/27	0.753%	7,957,067	7,966,743
Series 2014-1 Class A
04/10/28	0.603%	10,432,867	10,439,513

Hilton Grand Vacations Trust(b)
Series 2013-A Class A
01/25/26	2.280%	7,877,231	7,955,032

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

COLUMBIA SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-AA Class A
11/25/26	1.770%	7,957,795	7,919,543

IMC Home Equity Loan Trust Series 1997-3 Class A7
08/20/28	7.080%	47	48

KeyCorp Student Loan Trust Series 1999-A Class A2(a)
12/27/29	0.656%	2,343,138	2,322,450

MMAF Equipment Finance LLC Series 2015-AA Class A2(b)
09/18/17	0.960%	2,440,000	2,443,633

MVW Owner Trust(b)
Series 2014-1A Class A
09/22/31	2.250%	2,753,335	2,761,345
Series 2015-1A Class A
12/20/32	2.520%	4,611,728	4,646,973

Macquarie Equipment Funding Trust Series 2014-A Class A2(b)
11/21/16	0.800%	6,042,145	6,045,408

Montana Higher Education Student Assistance Corp. Series 2006-1 Class A(a)
03/20/24	0.445%	2,648,660	2,628,702

Navient Private Education Loan Trust Series 2015-AA Class A1(a)(b)
12/15/21	0.707%	2,105,001	2,098,141

Navient Student Loan Trust Series 2014-AA Class A1(a)(b)
05/16/22	0.687%	3,629,864	3,623,435

Navitas Equipment Receivables LLC Series 2013-1 Class A(b)
11/15/16	1.950%	1,527,662	1,527,739

New York City Tax Lien Trust(b)
Series 2014-A Class A
11/10/27	1.030%	333,507	333,340
Series 2015-A Class A
11/10/28	1.340%	2,100,000	2,100,000

PFS Tax Lien Trust Series 2014-1 Class NOTE(b)
04/15/16	1.440%	2,197,943	2,198,453

Panhandle-Plains Higher Education Authority, Inc. Series 2011-2 Class A1(a)
07/01/21	0.826%	836,420	834,861

Prestige Auto Receivables Trust(b)
Series 2014-1A Class A2
03/15/18	0.970%	1,833,110	1,833,410
Series 2015-1 Class A2
02/15/19	1.090%	4,258,534	4,261,515

Residential Funding Mortgage Securities II Series 2003-HS3 Class A2B (NPFGC)(a)(e)
08/25/33	0.484%	2,949	2,746

SLM Private Credit Student Loan Trust(a) Series 2003-A Class A2
09/15/20	0.777%	2,732,321	2,719,315
Series 2004-B Class A2
06/15/21	0.537%	5,161,453	5,134,608

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SLM Private Education Loan Trust(a)(b)
Series 2011-A Class A1
10/15/24	1.207%	463,559	464,015
Series 2012-A Class A1
08/15/25	1.607%	1,434,766	1,441,127
Series 2012-B Class A1
12/15/21	1.307%	288,098	288,158
Series 2013-A Class A1
08/15/22	0.807%	3,209,509	3,201,650
Series 2013-B Class A1
07/15/22	0.857%	10,600,279	10,580,422
Series 2013-C Class A1
02/15/22	1.057%	1,529,970	1,530,292
Series 2014-A Class A1
07/15/22	0.807%	2,971,184	2,962,594

SLM Student Loan Trust(a) Series 2012-6 Class A2
09/25/19	0.474%	5,646,019	5,620,155

SLM Student Loan Trust(a)(b) Series 2003-12 Class A5
09/15/22	0.617%	434,421	430,506

SMART ABS Trust Series 2015-1US Class A2A
08/14/17	0.990%	5,250,000	5,246,549

SMART ABS Trust(a) Series 2013-2US Class A3B
01/14/17	0.636%	2,115,096	2,113,887
Series 2014-1US Class A3B
02/14/18	0.606%	6,986,792	6,966,821

SMART ABS Trust(a)(b) Series 2012-2USA Class A3B
10/14/16	1.156%	269,714	269,742

SMART Trust Series 2013-1US Class A3B(a)
09/14/16	0.656%	379,175	379,140

SMB Private Education Loan Trust Series 2015-B Class A1(a)(b)
02/15/23	0.907%	2,633,249	2,628,800

SVO VOI Mortgage LLC Series 2012-AA Class A(b)
09/20/29	2.000%	1,635,149	1,637,569

Santander Drive Auto Receivables Trust Series 2014-4 Class A3
09/17/18	1.080%	9,635,000	9,649,339
Series 2015-1 Class A2A
07/16/18	0.910%	3,274,495	3,275,119

Sierra Timeshare Receivables Funding Co. LLC(b) Series 2011-1A Class A
04/20/26	3.350%	1,045,543	1,049,451
Series 2011-2A Class A
05/20/28	3.260%	932,042	938,389
Series 2011-3A Class A
07/20/28	3.370%	1,467,371	1,487,113
Series 2012-1A Class A
11/20/28	2.840%	2,472,081	2,500,079
Series 2012-3A Class A
08/20/29	1.870%	940,043	941,089

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

COLUMBIA SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013-1A Class A
11/20/29	1.590%	1,549,148	1,542,147

South Texas Higher Education Authority, Inc. Series 2012-1 Class A1(a)
10/01/20	0.826%	2,072,879	2,069,459

Specialty Underwriting & Residential Finance Trust Series 2005-BC3 Class M1(a)
06/25/36	0.644%	184,369	184,053

TAL Advantage V LLC Series 2014-2A Class A1(b)
05/20/39	1.700%	5,013,548	4,988,128

TCF Auto Receivables Owner Trust Series 2015-1A Class A2(b)
08/15/18	1.020%	4,300,000	4,301,474

Westlake Automobile Receivables Trust(b) Series 2014-1A Class A2
05/15/17	0.700%	933,679	933,916
Series 2014-2A Class A2
10/16/17	0.970%	2,982,519	2,982,489
Series 2015-1A Class A2
03/15/18	1.170%	13,511,516	13,504,098

Wheels SPV 2 LLC Series 2015-1A Class A2(b)
04/22/24	1.270%	2,700,000	2,705,508

Total Asset-Backed Securities — Non-Agency
(Cost: $359,821,507)			359,967,636

Inflation-Indexed Bonds 2.0%
UNITED STATES 2.0%
U.S. Treasury Inflation-Indexed Bond
04/15/17	0.125%	39,796,399	39,651,301

Total Inflation-Indexed Bonds
(Cost: $40,320,069)			39,651,301

U.S. Treasury Obligations 11.0%
U.S. Treasury
10/31/16	1.000%	26,255,000	26,423,190
08/31/17	0.625%	171,995,000	171,988,292
12/31/18	1.500%	19,445,000	19,745,289

Total U.S. Treasury Obligations
(Cost: $216,430,632)			218,156,771

U.S. Government & Agency Obligations 6.0%
Federal Farm Credit Banks(a)
03/22/18	0.226%	19,850,000	19,830,626

Federal Home Loan Banks
05/24/17	0.875%	21,500,000	21,596,213

Federal National Mortgage Association
09/18/18	1.875%	75,300,000	77,223,614

U.S. Government & Agency Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morocco Government AID Bond(a)(g)
05/01/23	0.531%	680,000	653,956

Total U.S. Government & Agency Obligations
(Cost: $118,918,241)			119,304,409

Foreign Government Obligations(i) 0.9%
CANADA 0.5%
Province of Ontario
02/14/18	1.200%	5,000,000	5,009,925

Province of Quebec
03/01/16	5.000%	4,806,000	4,894,190

Total			9,904,115

MEXICO 0.4%
Petroleos Mexicanos
03/01/18	5.750%	7,000,000	7,409,150

Total Foreign Government Obligations
(Cost: $17,386,468)			17,313,265

Municipal Bonds 0.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
ILLINOIS 0.5%
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/17	5.365%	10,550,000	10,984,660

Total Municipal Bonds
(Cost: $10,982,880)			10,984,660

Money Market Funds 1.3%
		Shares	Value ($)

Columbia Short-Term Cash Fund, 0.169%(j)(k)		25,215,619	25,215,619

Total Money Market Funds
(Cost: $25,215,619)			25,215,619

Total Investments
(Cost: $1,998,948,793)			1,991,304,872

Other Assets & Liabilities, Net			(1,920,880)

Net Assets			1,989,383,992

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

COLUMBIA SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

At September 30, 2015, securities totaling $737,030 were pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at September 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE (CBT)	850	USD	186,176,562	12/2015	131,027	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5YR NOTE (CBT)	(100)	USD	(12,051,563)	12/2015	—	(12,680)

Notes to Portfolio of Investments

(a)	Variable rate security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $420,296,208 or 21.13% of net assets.

(c)	Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans.

(d)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(e)	Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at September 30, 2015 was $26,255, which represents less than 0.01% of net assets. Information concerning such security holdings at September 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
AMRESCO Residential Securities Corp. Mortgage Loan Trust Series 1998-3 Class A7 07/25/28 0.674%	12/19/2003	14,671

Cityscape Home Equity Loan Trust Series 1997-C Class A3 07/25/28 7.380%	11/25/2003 - 06/29/2009	572,589

First Alliance Mortgage Loan Trust Series 1994-2 Class A2 (NPFGC) 06/25/25 6.680%	06/24/2004	10,420

Residential Funding Mortgage Securities II Series 2003-HS3 Class A2B (NPFGC) 08/25/33 0.484%	09/15/2003	2,949

(f)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2015, the value of these securities amounted to $653,957, which represents 0.03% of net assets.

(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2015, the value of these securities amounted to $1, which represents less than 0.01% of net assets.

(i)	Principal and interest may not be guaranteed by the government.

(j)	The rate shown is the seven-day current annualized yield at September 30, 2015.

(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	12,368,385	379,389,803	(366,542,569)	25,215,619	17,757	25,215,619

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

COLUMBIA SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

Abbreviation Legend

AID	Agency for International Development
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	15

COLUMBIA SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Corporate Bonds & Notes	—	683,476,901	—	683,476,901

Residential Mortgage-Backed Securities — Agency	—	53,288,742	—	53,288,742

Residential Mortgage-Backed Securities — Non-Agency	—	43,708,596	—	43,708,596

Commercial Mortgage-Backed Securities — Agency	—	222,833,227	—	222,833,227

Commercial Mortgage-Backed Securities — Non-Agency	—	197,403,745	—	197,403,745

Asset-Backed Securities — Non-Agency	—	359,967,635	1	359,967,636

Inflation-Indexed Bonds	—	39,651,301	—	39,651,301

U.S. Treasury Obligations	218,156,771	—	—	218,156,771

U.S. Government & Agency Obligations	—	118,650,453	653,956	119,304,409

Foreign Government Obligations	—	17,313,265	—	17,313,265

Municipal Bonds	—	10,984,660	—	10,984,660

Money Market Funds	—	25,215,619	—	25,215,619

Total Investments	218,156,771	1,772,494,144	653,957	1,991,304,872

Derivatives

Assets

Futures Contracts	131,027	—	—	131,027

Liabilities

Futures Contracts	(12,680)	—	—	(12,680)

Total	218,275,118	1,772,494,144	653,957	1,991,423,219

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	12,368,385	12,368,385	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset backed securities and U.S. Government and Agency Obligations classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2015

COLUMBIA SHORT TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2015 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $1,973,733,174)	$1,966,089,253

Affiliated issuers (identified cost $25,215,619)	25,215,619

Total investments (identified cost $1,998,948,793)	1,991,304,872

Receivable for:

Investments sold	18,617

Capital shares sold	1,772,501

Dividends	2,523

Interest	6,312,585

Variation margin	3,125

Expense reimbursement due from Investment Manager	4,808

Prepaid expenses	9,504

Trustees’ deferred compensation plan	1,473

Other assets	30,301

Total assets	1,999,460,309

Liabilities

Due to custodian	2,351

Payable for:

Investments purchased	2,917,684

Investments purchased on a delayed delivery basis	3,579,499

Capital shares purchased	1,744,568

Dividend distributions to shareholders	1,129,176

Variation margin	53,125

Investment management fees	22,976

Distribution and/or service fees	4,569

Transfer agent fees	295,217

Plan administration fees	1,385

Compensation of board members	234,839

Other expenses	89,455

Trustees’ deferred compensation plan	1,473

Total liabilities	10,076,317

Net assets applicable to outstanding capital stock	$1,989,383,992

Represented by

Paid-in capital	$2,021,000,978

Excess of distributions over net investment income	(3,011,221)

Accumulated net realized loss	(21,080,191)

Unrealized appreciation (depreciation) on:

Investments	(7,643,921)

Futures contracts	118,347

Total — representing net assets applicable to outstanding capital stock	$1,989,383,992

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	17

COLUMBIA SHORT TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2015 (Unaudited)

Class A

Net assets	$406,202,737

Shares outstanding	40,810,197

Net asset value per share	$9.95

Maximum offering price per share(a)	$10.05

Class B

Net assets	$2,206,222

Shares outstanding	221,807

Net asset value per share	$9.95

Class C

Net assets	$71,436,825

Shares outstanding	7,184,320

Net asset value per share	$9.94

Class I

Net assets	$290,467,561

Shares outstanding	29,231,037

Net asset value per share	$9.94

Class K

Net assets	$3,292,265

Shares outstanding	331,428

Net asset value per share	$9.93

Class R

Net assets	$3,124,161

Shares outstanding	313,781

Net asset value per share	$9.96

Class R4

Net assets	$8,906,155

Shares outstanding	895,968

Net asset value per share	$9.94

Class R5

Net assets	$25,607,022

Shares outstanding	2,577,908

Net asset value per share	$9.93

Class W

Net assets	$6,808,389

Shares outstanding	683,876

Net asset value per share	$9.96

Class Y

Net assets	$7,144,574

Shares outstanding	719,092

Net asset value per share	$9.94

Class Z

Net assets	$1,164,188,081

Shares outstanding	117,158,006

Net asset value per share	$9.94

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 1.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2015

COLUMBIA SHORT TERM BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2015 (Unaudited)

Net investment income

Income:

Dividends — affiliated issuers	$17,757

Interest	12,627,969

Total income	12,645,726

Expenses:

Investment management fees	4,484,128

Distribution and/or service fees

Class A	504,872

Class B	13,885

Class C	364,065

Class R	8,120

Class W	8,334

Transfer agent fees

Class A	419,564

Class B	2,892

Class C	75,646

Class K	780

Class R	3,377

Class R4	9,497

Class R5	6,641

Class W	6,923

Class Z	1,260,330

Plan administration fees

Class K	3,912

Compensation of board members	6,952

Custodian fees	16,151

Printing and postage fees	62,766

Registration fees	70,262

Audit fees	16,271

Legal fees	12,202

Other	20,060

Total expenses	7,377,630

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(940,330)

Fees waived by Distributor — Class B	(6,239)

Fees waived by Distributor — Class C	(54,483)

Expense reductions	(1,687)

Total net expenses	6,374,891

Net investment income	6,270,835

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	2,493,271

Futures contracts	1,178,395

Net realized gain	3,671,666

Net change in unrealized appreciation (depreciation) on:

Investments	(6,639,983)

Futures contracts	(505,274)

Net change in unrealized depreciation	(7,145,257)

Net realized and unrealized loss	(3,473,591)

Net increase in net assets resulting from operations	$2,797,244

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	19

COLUMBIA SHORT TERM BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Operations

Net investment income	$6,270,835	$23,771,389

Net realized gain	3,671,666	7,217,982

Net change in unrealized depreciation	(7,145,257)	(5,748,950)

Net increase in net assets resulting from operations	2,797,244	25,240,421

Distributions to shareholders

Net investment income

Class A	(1,188,153)	(3,890,971)

Class B	(4,026)	(26,262)

Class C	(4,159)	(294,190)

Class I	(1,848,901)	(5,344,689)

Class K	(10,812)	(30,273)

Class R	(5,519)	(23,419)

Class R4	(38,576)	(91,493)

Class R5	(124,864)	(631,573)

Class W	(19,579)	(58,125)

Class Y	(87,276)	(177,553)

Class Z	(5,078,889)	(15,995,797)

Total distributions to shareholders	(8,410,754)	(26,564,345)

Decrease in net assets from capital stock activity	(334,826,910)	(316,973,074)

Total decrease in net assets	(340,440,420)	(318,296,998)

Net assets at beginning of period	2,329,824,412	2,648,121,410

Net assets at end of period	$1,989,383,992	$2,329,824,412

Excess of distributions over net investment income	$(3,011,221)	$(871,302)

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2015

COLUMBIA SHORT TERM BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	5,239,485	52,168,393	7,515,675	75,024,653

Distributions reinvested	104,657	1,042,606	341,548	3,409,466

Redemptions	(6,038,406)	(60,157,370)	(14,411,395)	(143,782,764)

Net decrease	(694,264)	(6,946,371)	(6,554,172)	(65,348,645)

Class B shares

Subscriptions	7,878	78,399	24,247	241,825

Distributions reinvested	268	2,670	1,994	19,896

Redemptions(a)	(130,420)	(1,298,693)	(295,548)	(2,948,376)

Net decrease	(122,274)	(1,217,624)	(269,307)	(2,686,655)

Class C shares

Subscriptions	599,782	5,967,822	1,120,026	11,168,112

Distributions reinvested	301	2,998	20,327	202,800

Redemptions	(966,569)	(9,621,499)	(2,415,723)	(24,085,734)

Net decrease	(366,486)	(3,650,679)	(1,275,370)	(12,714,822)

Class I shares

Subscriptions	2,572,478	25,575,531	19,931,634	198,625,835

Distributions reinvested	185,891	1,848,843	536,420	5,344,572

Redemptions	(17,919,295)	(178,135,225)	(23,043,859)	(229,702,844)

Net decrease	(15,160,926)	(150,710,851)	(2,575,805)	(25,732,437)

Class K shares

Subscriptions	35,518	352,887	100,956	1,006,037

Distributions reinvested	1,084	10,771	3,029	30,172

Redemptions	(12,702)	(126,413)	(119,583)	(1,192,355)

Net increase (decrease)	23,900	237,245	(15,598)	(156,146)

Class R shares

Subscriptions	56,150	559,214	108,679	1,086,316

Distributions reinvested	231	2,300	897	8,956

Redemptions	(80,512)	(802,110)	(155,932)	(1,555,672)

Net decrease	(24,131)	(240,596)	(46,356)	(460,400)

Class R4 shares

Subscriptions	173,128	1,722,682	392,075	3,908,655

Distributions reinvested	3,872	38,520	9,169	91,388

Redemptions	(178,526)	(1,775,673)	(211,404)	(2,105,737)

Net increase (decrease)	(1,526)	(14,471)	189,840	1,894,306

Class R5 shares

Subscriptions	2,497,357	24,821,025	5,920,856	58,928,968

Distributions reinvested	12,550	124,803	63,384	631,447

Redemptions	(5,304,704)	(52,816,878)	(4,696,434)	(46,738,957)

Net increase (decrease)	(2,794,797)	(27,871,050)	1,287,806	12,821,458

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	21

COLUMBIA SHORT TERM BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)

Class W shares

Subscriptions	92,249	919,036	120,318	1,201,133

Distributions reinvested	1,962	19,544	5,814	58,040

Redemptions	(71,309)	(710,515)	(167,034)	(1,667,233)

Net increase (decrease)	22,902	228,065	(40,902)	(408,060)

Class Y shares

Subscriptions	1,773	17,636	2,012,949	20,065,599

Distributions reinvested	5,936	59,047	12,743	126,860

Redemptions	(1,596,884)	(15,865,842)	(356,463)	(3,552,000)

Net increase (decrease)	(1,589,175)	(15,789,159)	1,669,229	16,640,459

Class Z shares

Subscriptions	10,026,773	99,717,839	39,942,509	397,884,622

Distributions reinvested	86,848	863,900	331,887	3,306,899

Redemptions	(23,059,533)	(229,433,158)	(64,451,575)	(642,013,653)

Net decrease	(12,945,912)	(128,851,419)	(24,177,179)	(240,822,132)

Total net decrease	(33,652,689)	(334,826,910)	(31,807,814)	(316,973,074)

(a)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2015

COLUMBIA SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended September 30, 2015		Year Ended March 31,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$9.98		$9.98		$10.03		$9.95		$9.94		$9.95

Income from investment operations:

Net investment income	0.02		0.07		0.08		0.10		0.15		0.22

Net realized and unrealized gain (loss)	(0.02)		0.02		(0.06)		0.08		0.03		0.03

Total from investment operations	—		0.09		0.02		0.18		0.18		0.25

Less distributions to shareholders:

Net investment income	(0.03)		(0.09)		(0.07)		(0.10)		(0.17)		(0.26)

Total distributions to shareholders	(0.03)		(0.09)		(0.07)		(0.10)		(0.17)		(0.26)

Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—

Net asset value, end of period	$9.95		$9.98		$9.98		$10.03		$9.95		$9.94

Total return	(0.01%)		0.86%		0.19%		1.79%		1.78%		2.57%

Ratios to average net assets(b)

Total gross expenses	0.90	%(c)	0.89%		0.89%		0.89%		0.89%		0.82%

Total net expenses(d)	0.80	%(c)(e)	0.80	%(e)	0.80	%(e)	0.79	%(e)	0.74	%(e)	0.73	%(e)

Net investment income	0.40	%(c)	0.75%		0.77%		1.00%		1.53%		2.21%

Supplemental data

Net assets, end of period (in thousands)	$406,203		$414,188		$479,831		$558,651		$641,835		$263,223

Portfolio turnover	28%		60%		81%		102%		76%		83%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	23

COLUMBIA SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended September 30, 2015		Year Ended March 31,
Class B	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$9.97		$9.98		$10.02		$9.95		$9.93		$9.94

Income from investment operations:

Net investment income	0.00	(a)	0.05		0.05		0.03		0.07		0.15

Net realized and unrealized gain (loss)	(0.01)		0.00	(a)	(0.05)		0.07		0.04		0.03

Total from investment operations	(0.01)		0.05		—		0.10		0.11		0.18

Less distributions to shareholders:

Net investment income	(0.01)		(0.06)		(0.04)		(0.03)		(0.09)		(0.19)

Total distributions to shareholders	(0.01)		(0.06)		(0.04)		(0.03)		(0.09)		(0.19)

Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—

Net asset value, end of period	$9.95		$9.97		$9.98		$10.02		$9.95		$9.93

Total return	(0.06%)		0.45%		(0.01%)		0.98%		1.12%		1.80%

Ratios to average net assets(b)

Total gross expenses	1.65	%(c)	1.64%		1.64%		1.64%		1.65%		1.57%

Total net expenses(d)	1.10	%(c)(e)	1.10	%(e)	1.10	%(e)	1.49	%(e)	1.49	%(e)	1.48	%(e)

Net investment income	0.09	%(c)	0.46%		0.47%		0.32%		0.75%		1.47%

Supplemental data

Net assets, end of period (in thousands)	$2,206		$3,431		$6,120		$11,495		$19,697		$6,100

Portfolio turnover	28%		60%		81%		102%		76%		83%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2015

COLUMBIA SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended September 30, 2015		Year Ended March 31,
Class C	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$9.97		$9.98		$10.02		$9.94		$9.93		$9.94

Income from investment operations:

Net investment income (loss)	(0.01)		0.02		0.05		0.07		0.13		0.19

Net realized and unrealized gain (loss)	(0.02)		0.01		(0.05)		0.08		0.02		0.03

Total from investment operations	(0.03)		0.03		—		0.15		0.15		0.22

Less distributions to shareholders:

Net investment income	(0.00	)(a)	(0.04)		(0.04)		(0.07)		(0.14)		(0.23)

Total distributions to shareholders	(0.00	)(a)	(0.04)		(0.04)		(0.07)		(0.14)		(0.23)

Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—

Net asset value, end of period	$9.94		$9.97		$9.98		$10.02		$9.94		$9.93

Total return	(0.30%)		0.25%		(0.02%)		1.47%		1.48%		2.25%

Ratios to average net assets(b)

Total gross expenses	1.65	%(c)	1.64%		1.64%		1.64%		1.62%		1.57%

Total net expenses(d)	1.40	%(c)(e)	1.30	%(e)	1.11	%(e)	1.10	%(e)	1.04	%(e)	1.04	%(e)

Net investment income (loss)	(0.21	%)(c)	0.25%		0.46%		0.69%		1.30%		1.90%

Supplemental data

Net assets, end of period (in thousands)	$71,437		$75,284		$88,042		$112,124		$129,511		$113,863

Portfolio turnover	28%		60%		81%		102%		76%		83%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	25

COLUMBIA SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended September 30, 2015		Year Ended March 31,
Class I	(Unaudited)		2015	2014	2013	2012		2011(a)
Per share data
Net asset value, beginning of period	$9.96		$9.97	$10.01	$9.93	$9.93		$10.00

Income from investment operations:

Net investment income	0.04		0.11	0.12	0.10	0.18		0.10

Net realized and unrealized gain (loss)	(0.01)		0.01	(0.05)	0.11	0.02		(0.03)

Total from investment operations	0.03		0.12	0.07	0.21	0.20		0.07

Less distributions to shareholders:

Net investment income	(0.05)		(0.13)	(0.11)	(0.13)	(0.20)		(0.14)

Total distributions to shareholders	(0.05)		(0.13)	(0.11)	(0.13)	(0.20)		(0.14)

Proceeds from regulatory settlements	—		—	—	—	0.00	(b)	—

Net asset value, end of period	$9.94		$9.96	$9.97	$10.01	$9.93		$9.93

Total return	0.30%		1.16%	0.69%	2.15%	1.99%		0.73%

Ratios to average net assets(c)

Total gross expenses	0.44	%(d)	0.44%	0.44%	0.46%	0.44%		0.48	%(d)

Total net expenses(e)	0.40	%(d)	0.40%	0.41%	0.42%	0.44	%(f)	0.46	%(d)(f)

Net investment income	0.78	%(d)	1.14%	1.17%	1.06%	1.80%		1.99	%(d)

Supplemental data

Net assets, end of period (in thousands)	$290,468		$442,260	$468,126	$308,394	$2,706		$10,679

Portfolio turnover	28%		60%	81%	102%	76%		83%

Notes to Financial Highlights

(a)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2015

COLUMBIA SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended September 30,2015		Year Ended March 31,
Class K	(Unaudited)		2015	2014	2013	2012		2011(a)
Per share data
Net asset value, beginning of period	$9.96		$9.96	$10.01	$9.93	$9.92		$9.93

Income from investment operations:

Net investment income (loss)	0.02		0.08	0.09	0.11	0.14		(0.03)

Net realized and unrealized gain (loss)	(0.02)		0.02	(0.06)	0.08	0.04		0.04

Total from investment operations	—		0.10	0.03	0.19	0.18		0.01

Less distributions to shareholders:

Net investment income	(0.03)		(0.10)	(0.08)	(0.11)	(0.17)		(0.02)

Total distributions to shareholders	(0.03)		(0.10)	(0.08)	(0.11)	(0.17)		(0.02)

Proceeds from regulatory settlements	—		—	—	—	0.00	(b)	—

Net asset value, end of period	$9.93		$9.96	$9.96	$10.01	$9.93		$9.92

Total return	0.04%		0.96%	0.29%	1.87%	1.83%		0.07%

Ratios to average net assets(c)

Total gross expenses	0.74	%(d)	0.74%	0.74%	0.72%	0.75%		0.68	%(d)

Total net expenses(e)	0.70	%(d)	0.70%	0.71%	0.70%	0.75	%(f)	0.66	%(d)(f)

Net investment income (loss)	0.50	%(d)	0.84%	0.87%	1.10%	1.46%		(4.05	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$3,292		$3,063	$3,220	$3,391	$4,205		$3

Portfolio turnover	28%		60%	81%	102%	76%		83%

Notes to Financial Highlights

(a)	Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	27

COLUMBIA SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended September 30, 2015		Year Ended March 31,
Class R	(Unaudited)		2015		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.98		$9.99		$10.03		$9.96		$9.94		$10.02

Income from investment operations:

Net investment income	0.01		0.05		0.05		0.07		0.12		0.07

Net realized and unrealized gain (loss)	(0.01)		0.00	(b)	(0.05)		0.07		0.04		(0.03)

Total from investment operations	—		0.05		—		0.14		0.16		0.04

Less distributions to shareholders:

Net investment income	(0.02)		(0.06)		(0.04)		(0.07)		(0.14)		(0.12)

Total distributions to shareholders	(0.02)		(0.06)		(0.04)		(0.07)		(0.14)		(0.12)

Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—

Net asset value, end of period	$9.96		$9.98		$9.99		$10.03		$9.96		$9.94

Total return	(0.03%)		0.50%		0.04%		1.43%		1.60%		0.37%

Ratios to average net assets(c)

Total gross expenses	1.15	%(d)	1.14%		1.14%		1.14%		1.15%		1.19	%(d)

Total net expenses(e)	1.05	%(d)(f)	1.05	%(f)	1.05	%(f)	1.04	%(f)	0.99	%(f)	1.04	%(d)(f)

Net investment income	0.12	%(d)	0.50%		0.52%		0.72%		1.22%		1.35	%(d)

Supplemental data

Net assets, end of period (in thousands)	$3,124		$3,373		$3,838		$4,691		$3,594		$2

Portfolio turnover	28%		60%		81%		102%		76%		83%

Notes to Financial Highlights

(a)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

28	Semiannual Report 2015

COLUMBIA SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended September 30, 2015		Year Ended March 31,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$9.97		$9.97		$10.01		$10.01

Income from investment operations:

Net investment income	0.03		0.10		0.10		0.06

Net realized and unrealized gain (loss)	(0.02)		0.01		(0.05)		(0.02	)(b)

Total from investment operations	0.01		0.11		0.05		0.04

Less distributions to shareholders:

Net investment income	(0.04)		(0.11)		(0.09)		(0.04)

Total distributions to shareholders	(0.04)		(0.11)		(0.09)		(0.04)

Net asset value, end of period	$9.94		$9.97		$9.97		$10.01

Total return	0.12%		1.11%		0.54%		0.36%

Ratios to average net assets(c)

Total gross expenses	0.65	%(d)	0.64%		0.64%		0.73	%(d)

Total net expenses(e)	0.55	%(d)(f)	0.55	%(f)	0.55	%(f)	0.56	%(d)

Net investment income	0.64	%(d)	0.98%		1.03%		1.97	%(d)

Supplemental data

Net assets, end of period (in thousands)	$8,906		$8,945		$7,056		$194

Portfolio turnover	28%		60%		81%		102%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	29

COLUMBIA SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended September 30, 2015		Year Ended March 31,
Class R5	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$9.96		$9.97	$10.01	$10.01

Income from investment operations:

Net investment income	0.04		0.11	0.11	0.04

Net realized and unrealized gain (loss)	(0.02)		0.00 (b)	(0.05)	0.00	(b)

Total from investment operations	0.02		0.11	0.06	0.04

Less distributions to shareholders:

Net investment income	(0.05)		(0.12)	(0.10)	(0.04)

Total distributions to shareholders	(0.05)		(0.12)	(0.10)	(0.04)

Net asset value, end of period	$9.93		$9.96	$9.97	$10.01

Total return	0.17%		1.11%	0.64%	0.40%

Ratios to average net assets(c)

Total gross expenses	0.49	%(d)	0.49%	0.49%	0.51	%(d)

Total net expenses(e)	0.45	%(d)	0.45%	0.46%	0.46	%(d)

Net investment income	0.72	%(d)	1.09%	1.13%	1.13	%(d)

Supplemental data

Net assets, end of period (in thousands)	$25,607		$53,516	$40,717	$25,258

Portfolio turnover	28%		60%	81%	102%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

30	Semiannual Report 2015

COLUMBIA SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended September 30, 2015		Year Ended March 31,
Class W	(Unaudited)		2015		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.98		$9.99		$10.03		$9.96		$9.94		$10.02

Income from investment operations:

Net investment income	0.02		0.07		0.08		0.08		0.15		0.08

Net realized and unrealized gain (loss)	(0.01)		0.01		(0.05)		0.09		0.04		(0.03)

Total from investment operations	0.01		0.08		0.03		0.17		0.19		0.05

Less distributions to shareholders:

Net investment income	(0.03)		(0.09)		(0.07)		(0.10)		(0.17)		(0.13)

Total distributions to shareholders	(0.03)		(0.09)		(0.07)		(0.10)		(0.17)		(0.13)

Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—

Net asset value, end of period	$9.96		$9.98		$9.99		$10.03		$9.96		$9.94

Total return	0.09%		0.76%		0.29%		1.69%		1.89%		0.48%

Ratios to average net assets(c)

Total gross expenses	0.90	%(d)	0.89%		0.89%		0.90%		0.90%		0.90	%(d)

Total net expenses(e)	0.80	%(d)(f)	0.80	%(f)	0.81	%(f)	0.81	%(f)	0.74	%(f)	0.77	%(d)(f)

Net investment income	0.39	%(d)	0.74%		0.78%		0.82%		1.53%		1.67	%(d)

Supplemental data

Net assets, end of period (in thousands)	$6,808		$6,597		$7,009		$18,092		$8		$2

Portfolio turnover	28%		60%		81%		102%		76%		83%

Notes to Financial Highlights

(a)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	31

COLUMBIA SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended September 30, 2015		Year Ended March 31,
Class Y	(Unaudited)		2015	2014	2013	2012		2011
Per share data
Net asset value, beginning of period	$9.96		$9.97	$10.01	$9.93	$9.92		$9.93

Income from investment operations:

Net investment income	0.04		0.11	0.12	0.14	0.19		0.25

Net realized and unrealized gain (loss)	(0.01)		0.01	(0.05)	0.07	0.02		0.03

Total from investment operations	0.03		0.12	0.07	0.21	0.21		0.28

Less distributions to shareholders:

Net investment income	(0.05)		(0.13)	(0.11)	(0.13)	(0.20)		(0.29)

Total distributions to shareholders	(0.05)		(0.13)	(0.11)	(0.13)	(0.20)		(0.29)

Proceeds from regulatory settlements	—		—	—	—	0.00	(a)	—

Net asset value, end of period	$9.94		$9.96	$9.97	$10.01	$9.93		$9.92

Total return	0.30%		1.16%	0.69%	2.15%	2.11%		2.84%

Ratios to average net assets(b)

Total gross expenses	0.44	%(c)	0.44%	0.44%	0.45%	0.44%		0.47%

Total net expenses(d)	0.40	%(c)	0.40%	0.41%	0.43%	0.44	%(e)	0.45	%(e)

Net investment income	0.76	%(c)	1.06%	1.17%	1.37%	1.93%		2.51%

Supplemental data

Net assets, end of period (in thousands)	$7,145		$22,996	$6,368	$9,129	$13,707		$16,173

Portfolio turnover	28%		60%	81%	102%	76%		83%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

32	Semiannual Report 2015

COLUMBIA SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended September 30, 2015		Year Ended March 31,
Class Z	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$9.96		$9.97		$10.01		$9.94		$9.92		$9.93

Income from investment operations:

Net investment income	0.03		0.10		0.10		0.12		0.18		0.24

Net realized and unrealized gain (loss)	(0.01)		0.00	(a)	(0.05)		0.07		0.03		0.04

Total from investment operations	0.02		0.10		0.05		0.19		0.21		0.28

Less distributions to shareholders:

Net investment income	(0.04)		(0.11)		(0.09)		(0.12)		(0.19)		(0.29)

Total distributions to shareholders	(0.04)		(0.11)		(0.09)		(0.12)		(0.19)		(0.29)

Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—

Net asset value, end of period	$9.94		$9.96		$9.97		$10.01		$9.94		$9.92

Total return	0.22%		1.01%		0.54%		1.94%		2.14%		2.82%

Ratios to average net assets(b)

Total gross expenses	0.65	%(c)	0.64%		0.64%		0.64%		0.62%		0.57%

Total net expenses(d)	0.55	%(c)(e)	0.55	%(e)	0.55	%(e)	0.53	%(e)	0.49	%(e)	0.48	%(e)

Net investment income	0.64	%(c)	1.00%		1.02%		1.25%		1.86%		2.46%

Supplemental data

Net assets, end of period (in thousands)	$1,164,188		$1,296,171		$1,537,794		$1,829,589		$2,099,898		$1,936,070

Portfolio turnover	28%		60%		81%		102%		76%		83%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	33

COLUMBIA SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2015 (Unaudited)

Note 1. Organization

Columbia Short Term Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 1.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund’s prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as

34	Semiannual Report 2015

COLUMBIA SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2015 (Unaudited)

applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the

Semiannual Report 2015	35

COLUMBIA SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2015 (Unaudited)

event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The

36	Semiannual Report 2015

COLUMBIA SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2015 (Unaudited)

Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at September 30, 2015:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	131,027	*

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	12,680	*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended September 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	1,178,395
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	(505,274)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended September 30, 2015:

Derivative Instrument	Average notional amounts($)*
Futures contracts — Long	191,610,156
Futures contracts — Short	11,988,672

*	Based on the ending quarterly outstanding amounts for the six months ended September 30, 2015.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the

Semiannual Report 2015	37

COLUMBIA SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2015 (Unaudited)

securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Interest Only and Principal Only Securities

The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

38	Semiannual Report 2015

COLUMBIA SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2015 (Unaudited)

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective August 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.43% to 0.28% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended September 30, 2015 was 0.42% of the Fund’s average daily net assets.

Prior to August 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from April 1, 2015 through July 31, 2015, the investment advisory services fee paid to the Investment Manager was $2,586,348, and the administrative services fee paid to the Investment Manager was $459,847.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended September 30, 2015, other expenses paid by the Fund to this company were $1,885.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their

Semiannual Report 2015	39

COLUMBIA SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2015 (Unaudited)

compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended September 30, 2015, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.21%
Class B	0.21
Class C	0.21
Class K	0.05
Class R	0.21
Class R4	0.21
Class R5	0.05
Class W	0.21
Class Z	0.21

The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.

The lease and the Guaranty expire in January 2019. At September 30, 2015, the Fund’s total potential future obligation over the life of the Guaranty is $36,706. The liability remaining at September 30, 2015 for non-recurring charges associated with the lease amounted to $20,431 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2015, these minimum account balance fees reduced total expenses of the Fund by $1,687.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

40	Semiannual Report 2015

COLUMBIA SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2015 (Unaudited)

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares of the Fund, respectively

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class B shares so that it does not exceed 0.30% annually of the average daily net assets attributable to Class B shares. This arrangement may be modified or terminated by the Distributor at any time.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.60% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $48,942 for Class A, $251 for Class B and $2,503 for Class C shares for the six months ended September 30, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	August 1, 2015 through July 31, 2016	Prior to August 1, 2015
Class A	0.80%	0.80%
Class B	1.55	1.55
Class C	1.55	1.55
Class I	0.39	0.40
Class K	0.69	0.70
Class R	1.05	1.05
Class R4	0.55	0.55
Class R5	0.44	0.45
Class W	0.80	0.80
Class Y	0.39	0.40
Class Z	0.55	0.55

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class B and Class C distribution fees

Semiannual Report 2015	41

COLUMBIA SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2015 (Unaudited)

waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At September 30, 2015, the cost of investments for federal income tax purposes was approximately $1,998,949,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$6,914,000
Unrealized depreciation	(14,558,000)
Net unrealized depreciation	$(7,644,000)

The following capital loss carryforwards, determined as of March 31, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	4,489,585
2017	18,644,660
Total	23,134,245

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $587,294,751 and $924,718,954, respectively, for the six months ended September 30, 2015, of which $125,065,728 and $279,680,195, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended September 30, 2015.

Note 8. Significant Risks

Shareholder Concentration Risk

At September 30, 2015, one unaffiliated shareholder of record owned 51.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 29.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

42	Semiannual Report 2015

COLUMBIA SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2015 (Unaudited)

Mortgage- and Other Asset-Backed Securities Risk

The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf.

Semiannual Report 2015	43

COLUMBIA SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2015 (Unaudited)

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

44	Semiannual Report 2015

COLUMBIA SHORT TERM BOND FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Short Term Bond Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

The Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement for a two-month period (Short-Term Period) in order to align the IMS Agreement with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that for purposes of approving the IMS Agreement for the Short-Term Period, the Fund’s performance was acceptable.

Semiannual Report 2015	45

COLUMBIA SHORT TERM BOND FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. For purposes of approving the IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

46	Semiannual Report 2015

COLUMBIA SHORT TERM BOND FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Short Term Bond Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer’s organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund’s next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

Semiannual Report 2015	47

COLUMBIA SHORT TERM BOND FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was appropriate in light of the particular management style involved and particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds’ performance and expenses, and JDL’s conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

48	Semiannual Report 2015

COLUMBIA SHORT TERM BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	49

Columbia Short Term Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR222_03_E01_(11/15)

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 20, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 20, 2015